Other operating income/(expenses) (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Incomeexpenses Details Text [Abstract]
Impairment losses: in the acquisition of the right to provide financial services	R$ 519,749
Software/Hardware	222,024
Investment goodwill	982,536
Expenses with provision for financial guarantees	1,252,791
Expenses with provision for contingencies, related to FCVS	342,155
Other provisions	696,469
Operating expense related of insurance operation	R$ 2,774,936	R$ 1,976,347	R$ 1,354,719